CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2020
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [abstract]
Disclosure of changes in accounting policies and disclosures

2.2       CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The IASB has issued a number of new and amendments to IFRS standards that are first effective for the current accounting year commencing January 1, 2020 or later but available for early adoption. The equivalent new and amendments to HKFRSs consequently issued by the HKICPA have the same effective dates as those issued by the IASB and are in all material aspects identical to the pronouncements issued by the IASB.

The accounting policies adopted are consistent with those of the year ended December 31, 2019, except for the first time adoption of the new and amendments to IFRS standards/HKFRSs effective for the Group's financial year beginning on January 1, 2020. The application of the new and amendments to IFRS standards/HKFRSs in the current year has had no material impact on the accounting policies, the disclosures or the amounts recognized in the consolidated financial statements of the Group.

The Group has not applied the following new and amendments to IFRS standards/HKFRSs, which may be relevant to the Group and have been issued but are not yet effective, in these consolidated financial statements:

IFRS 17/HKFRS 17                                              Insurance Contracts and the related Amendments[1]

Amendments to IFRS 16/HKFRS 16                Covid-19-Related Rent Concessions[4]

Amendments to IFRS 3/HKFRS 3                     Reference to the Conceptual Framework[2]

Amendments to IFRS 9/HKFRS 9,                    Interest Rate Benchmark Reform – Phase 2[5]

  IAS 39/HKAS 39, IFRS 7/HKFRS 7,

  IFRS 4/HKFRS 4 and IFRS 16/HKFRS 16

Amendments to IFRS 10/HKFRS 10                Sale or Contribution of Assets between an Investor

  and IAS 28/HKAS 28                                          and its Associate or Joint Venture[3]

Amendments to IAS 1/HKAS 1                         Classification of Liabilities as Current or Non-current

                                                                             And related amendments to Hong Kong

                                                                                     Interpretation 5 (2020)[1]

Amendments to IAS 1 and IFRS                        Disclosure of Accounting Policies[1]

  Practice Statement 2

Amendments to IAS 8                                          Definition of Accounting Estimates[1]

Amendments to IAS 16/HKAS 16                     Property, Plant and Equipment: Proceeds before

                                                                                  Intended Use[2]

Amendments to IAS 37/HKAS 37                     Onerous Contracts – Cost of Fulfilling a Contract[2]

Amendments to IFRS standards/HKFRSs        Annual Improvements to IFRS standards/HKFRSs           2018-2020[2]

1.            Effective for annual periods beginning on or after January 1, 2023

2.            Effective for annual periods beginning on or after January 1, 2022

3.            Effective for annual periods beginning on or after a date to be determined

4.            Effective for annual periods beginning on or after June 1, 2020

5.            Effective for annual periods beginning on or after January 1, 2021